Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The estimated useful lives of our major components of property and equipment are:

Building and improvements	3 through 40 years
Riverboats and barges	5 through 40 years
Furniture and equipment	1 through 10 years
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2017	2016
Land	$294,533	$251,316
Buildings and improvements	2,935,539	2,915,664
Furniture and equipment	1,311,704	1,243,724
Riverboats and barges	238,926	239,264
Construction in progress	59,538	86,226
Other	—	726
Total property and equipment	4,840,240	4,736,920
Less accumulated depreciation	2,300,454	2,131,751
Property and equipment, net	$2,539,786	$2,605,169